Average Annual Total Returns - Eaton Vance VT Floating-Rate Income Fund	Bloomberg US Universal Index One Year	Bloomberg US Universal Index Five Years	Bloomberg US Universal Index Ten Years	Morningstar® LSTA® US Leveraged Loan IndexSM One Year	Morningstar® LSTA® US Leveraged Loan IndexSM Five Years	Morningstar® LSTA® US Leveraged Loan IndexSM Ten Years	Initial Class One Year	Initial Class Five Years	Initial Class Ten Years	ADV Class One Year	ADV Class Five Years	ADV Class Ten Years	Institutional Class One Year	Institutional Class Five Years	Institutional Class Ten Years	Institutional Class Inception Date
Total	2.04%	0.06%	1.73%	8.95%	5.85%	5.14%	7.68%	4.24%	3.92%	7.82%	4.48%	4.18%	8.34%	4.82%	4.45%	May 01, 2016